FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
8. FAIR VALUE MEASUREMENTS
As of June 30, 2025 and December 31, 2024, assets held in the Trust Account are comprised of cash and investments in U.S. government securities. During the three and six months ended June 30, 2025, certain shareholders elected to redeem an aggregate of 640,288 Class A ordinary shares in connection with the approval of the Extension, for which the Company paid cash from the Trust Account in the aggregate amount of $
7,143,312
(approximately $
11.16
per share) to such redeeming shareholders. During the three and six months ended June 30, 2025 and 2024, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of June 30, 2025	As of December 31, 2024
Assets, at fair value
Investments held in Trust Account	1	$558,149,739	$550,800,038

8. FAIR VALUE MEASUREMENTS
As of December 31, 2024 and 2023, assets held in the Trust Account are comprised of cash and investments in U.S. government securities. During the years ended December 31, 2024 and 2023, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of December 31, 2024	As of December 31, 2023
Assets, at fair value
Investments held in Trust Account	1	$550,800,038	$523,038,352